Income Taxes - Provision (Benefit) for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current taxes:
Federal	$ 823	$ 551	$ 1,273
Foreign	327	306	337
State and local	153	109	155
Total current tax expense	1,303	966	1,765
Deferred tax expense (benefit):
Federal	(75)	114	(672)
Foreign	(14)	(1)	(98)
State and local	(37)	(66)	(83)
Total deferred tax expense (benefits)	(126)	47	(853)
Provision for income taxes	$ 1,177	$ 1,013	$ 912